UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                    ----------

                      Phoenix Strategic Equity Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,             John H. Beers, Esq.
Counsel and Secretary for Registrant          Vice President and Counsel
   Phoenix Life Insurance Company           Phoenix Life Insurance Company
         One American Row                          One American Row
       Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                     Date of reporting period: July 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Dynamic Growth Fund



                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                     ---------  ------------
DOMESTIC COMMON STOCKS--93.1%

AEROSPACE & DEFENSE--4.4%
Precision Castparts Corp.                               4,450   $    609,917

ALTERNATIVE CARRIERS--3.6%
Cogent Communications Group, Inc.(b)                   17,050        488,994

APPAREL RETAIL--3.6%
Coldwater Creek, Inc.(b)                                5,850        115,187
DSW, Inc. Class A(b)                                    7,750        257,610
Tween Brands, Inc.(b)                                   3,150        120,519
                                                                ------------
                                                                     493,316
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--6.3%
Phillips-Van Heusen Corp.                               8,050        419,083
Polo Ralph Lauren Corp.                                 4,950        442,282
                                                                ------------
                                                                     861,365
                                                                ------------
APPLICATION SOFTWARE--1.8%
Salesforce.com, Inc.(b)                                 6,350        246,761

ASSET MANAGEMENT & CUSTODY BANKS--3.7%
T. Rowe Price Group, Inc.                               9,700        505,661

BIOTECHNOLOGY--7.7%
Celgene Corp.(b)                                        6,850        414,836
Cephalon, Inc.(b)                                       5,100        383,214
LifeCell Corp.(b)                                       8,600        263,934
                                                                ------------
                                                                   1,061,984
                                                                ------------
COMMUNICATIONS EQUIPMENT--11.8%
Ciena Corp.(b)                                         11,850        432,881
F5 Networks, Inc.(b)                                    5,850        507,136
Harris Corp.                                            5,300        290,864
Polycom, Inc.(b)                                       12,300        380,931
                                                                ------------
                                                                   1,611,812
                                                                ------------
CONSTRUCTION & ENGINEERING--3.8%
Jacobs Engineering Group, Inc.(b)                       8,450        520,773

DATA PROCESSING & OUTSOURCED SERVICES--4.0%
MasterCard, Inc. Class A                                3,450        554,760

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.0%
Huron Consulting Group, Inc.(b)                         6,050        410,977

ELECTRONIC EQUIPMENT MANUFACTURERS--6.1%
Amphenol Corp. Class A                                 11,200        383,712



                                                       SHARES       VALUE
                                                     ---------  ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--(CONTINUED)
FLIR Systems, Inc.(b)                                  10,350   $    451,777
                                                                ------------
                                                                     835,489
                                                                ------------
FOOTWEAR--2.3%
Crocs, Inc.(b)                                          5,300        314,396

HEALTH CARE SUPPLIES--3.2%
Inverness Medical Innovations, Inc.(b)                  9,200        445,372

INTERNET SOFTWARE & SERVICES--3.2%
Bankrate, Inc.(b)                                       9,800        439,530

IT CONSULTING & OTHER SERVICES--1.6%
Cognizant Technology Solutions Corp. Class A(b)         2,650        214,597

LEISURE FACILITIES--2.7%
Life Time Fitness, Inc.(b)                              7,150        367,653

OIL & GAS EXPLORATION & PRODUCTION--6.6%
Denbury Resources, Inc.(b)                             12,000        480,000
Range Resources Corp.                                  11,300        419,682
                                                                ------------
                                                                     899,682
                                                                ------------
SEMICONDUCTOR EQUIPMENT--3.0%
MEMC Electronic Materials, Inc.(b)                      6,600        404,712

SPECIALIZED FINANCE--3.1%
IntercontinentalExchange, Inc.(b)                       2,850        430,721

WIRELESS TELECOMMUNICATION SERVICES--7.6%
MetroPCS Communications, Inc.(b)                       13,150        481,553
NII Holdings, Inc.(b)                                   6,750        567,135
                                                                ------------
                                                                   1,048,688
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $10,059,904)                                     12,767,160
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $10,059,904)                                     12,767,160
                                                                ------------

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------  ------------
SHORT-TERM INVESTMENTS--11.1%

COMMERCIAL PAPER(c)--11.1%
Lockhart Funding LLC 5.28%, 8/1/07                  $     530   $    530,000
Private Export Funding Corp. 5.35%, 8/2/07                550        549,918
Honeywell International Co. 5.30%, 8/6/07                 450        449,669

Phoenix Dynamic Growth Fund



----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,529,587)                                       1,529,587
----------------------------------------------------------------------------
TOTAL INVESTMENTS--104.2%
(IDENTIFIED COST $11,589,491)                                     14,296,747(a)

Other assets and liabilities, net--(4.2)%                           (576,472)
                                                                ------------
NET ASSETS--100.0%                                              $ 13,720,275
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,844,116 and gross depreciation of $139,526 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $11,592,157.
(b)  Non-income producing.
(c)  The rate shown is the discount rate.

Phoenix Strategic Growth Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)



                                                       SHARES       VALUE
                                                     ---------  ------------
DOMESTIC COMMON STOCKS--92.3%

AEROSPACE & DEFENSE--3.2%
United Technologies Corp.                              76,320   $  5,569,070

AGRICULTURAL PRODUCTS--1.0%
Bunge Ltd.                                             19,110      1,731,557

AIR FREIGHT & LOGISTICS--1.6%
FedEx Corp.                                            25,620      2,837,159

APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(b)                                 65,780      2,650,276

BIOTECHNOLOGY--5.8%
Genentech, Inc.(b)                                     48,070      3,575,446
Genzyme Corp.(b)                                       49,110      3,097,368
Gilead Sciences, Inc.(b)                               90,540      3,370,804
                                                                ------------
                                                                  10,043,618
                                                                ------------
BROADCASTING & CABLE TV--2.4%
Comcast Corp. Class A(b)                              160,430      4,214,496

COMMUNICATIONS EQUIPMENT--4.6%
Cisco Systems, Inc.(b)                                161,940      4,681,685
Corning, Inc.                                         141,440      3,371,930
                                                                ------------
                                                                   8,053,615
                                                                ------------
COMPUTER HARDWARE--4.9%
Apple, Inc.(b)                                         29,720      3,915,907
Hewlett-Packard Co.                                    98,960      4,555,129
                                                                ------------
                                                                   8,471,036
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--2.6%
EMC Corp.(b)                                          146,310      2,708,198
SanDisk Corp.(b)                                       33,450      1,793,924
                                                                ------------
                                                                   4,502,122
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.1%
Caterpillar, Inc.                                      46,090      3,631,892

DEPARTMENT STORES--1.8%
Kohl's Corp.(b)                                        51,740      3,145,792

DIVERSIFIED CHEMICALS--3.0%
du Pont (E.I.) de Nemours and Co.                      72,210      3,374,373
FMC Corp.                                              20,370      1,815,578
                                                                ------------
                                                                   5,189,951
                                                                ------------

                                                       SHARES       VALUE
                                                     ---------  ------------
DRUG RETAIL--2.1%
CVS Caremark Corp.                                    105,350   $  3,707,266

HEALTH CARE DISTRIBUTORS--1.4%
Cardinal Health, Inc.                                  38,320      2,518,774

HEALTH CARE EQUIPMENT--2.1%
Medtronic, Inc.                                        70,820      3,588,449

HOTELS, RESORTS & CRUISE LINES--1.7%
Hilton Hotels Corp.                                    65,740      2,906,365

HOUSEHOLD PRODUCTS--2.6%
Colgate-Palmolive Co.                                  69,700      4,600,200

INDUSTRIAL CONGLOMERATES--1.6%
3M Co.                                                 32,400      2,881,008

INDUSTRIAL MACHINERY--2.6%
Harsco Corp.                                           86,750      4,568,255

INTEGRATED OIL & GAS--1.5%
Exxon Mobil Corp.                                      30,520      2,598,168

INTERNET SOFTWARE & SERVICES--2.7%
Google, Inc. Class A(b)                                 9,230      4,707,300

INVESTMENT BANKING & BROKERAGE--4.0%
Goldman Sachs Group, Inc. (The)                        20,990      3,953,257
Merrill Lynch & Co., Inc.                              40,930      3,037,006
                                                                ------------
                                                                   6,990,263
                                                                ------------
IT CONSULTING & OTHER SERVICES--2.0%
Cognizant Technology Solutions Corp. Class A(b)        42,420      3,435,172

MOVIES & ENTERTAINMENT--1.5%
Walt Disney Co. (The)                                  79,280      2,616,240

OIL & GAS EQUIPMENT & SERVICES--2.5%
Schlumberger Ltd.                                      46,730      4,426,266

OIL & GAS EXPLORATION & PRODUCTION--2.5%
XTO Energy, Inc.                                       78,920      4,303,508

PHARMACEUTICALS--5.7%
Abbott Laboratories                                    67,330      3,412,958
Allergan, Inc.                                         46,280      2,690,256
Wyeth                                                  79,220      3,843,754
                                                                ------------
                                                                   9,946,968
                                                                ------------
RESTAURANTS--2.0%
Yum! Brands, Inc.                                     110,300      3,534,012

Phoenix Strategic Growth Fund

                                                       SHARES       VALUE
                                                     ---------  ------------
SEMICONDUCTOR EQUIPMENT--1.1%
MEMC Electronic Materials, Inc.(b)                     31,220   $  1,914,410

SEMICONDUCTORS--10.2%
Broadcom Corp. Class A(b)                             109,350      3,587,774
Intel Corp.                                           149,130      3,522,451
Microchip Technology, Inc.                             74,890      2,719,256
NVIDIA Corp.(b)                                        83,920      3,840,179
Texas Instruments, Inc.                               119,860      4,217,873
                                                                ------------
                                                                  17,887,533
                                                                ------------
SPECIALIZED FINANCE--1.6%
CME Group, Inc.                                         5,200      2,873,000

TOBACCO--2.0%
Altria Group, Inc.                                     52,050      3,459,764

WIRELESS TELECOMMUNICATION SERVICES--4.4%
American Tower Corp. Class A(b)                        87,660      3,651,916
NII Holdings, Inc.(b)                                  47,230      3,968,264
                                                                ------------
                                                                   7,620,180
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $140,876,840)                                   161,123,685
----------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--7.9%

COMMUNICATIONS EQUIPMENT--3.0%
Research In Motion Ltd. (United States)(b)             12,650      2,707,100
Telefonaktiebolaget LM Ericsson Sponsored
  ADR (Sweden)                                         68,900      2,577,549
                                                                ------------
                                                                   5,284,649
                                                                ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
CNH Global N.V. (Netherlands)                          50,580      2,677,200

HEAVY ELECTRICAL EQUIPMENT--2.3%
ABB Ltd. Sponsored ADR (Switzerland)                  165,900      3,993,213

SEMICONDUCTOR EQUIPMENT--1.1%
ASML Holding NV NY Registered Shares
  (Netherlands)(b)                                     62,440      1,845,726
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,531,648)                                     13,800,788
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $152,408,488)                                   174,924,473(a)

Other assets and liabilities, net--(0.2)%                           (293,374)
                                                                ------------
NET ASSETS--100.0%                                              $174,631,099
                                                                ============


ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,906,503 and gross depreciation of $3,390,518 for federal income tax purposes. At July 31, 2007, the aggregate cost of securities for federal income tax purposes was $152,408,488.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Equity Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.   SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B.   SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)


C.   FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D.   FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


NOTE 2--ASSET CONCENTRATIONS

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

          Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

          At July 31, 2007, the Dynamic Growth Fund and the Strategic Growth Fund held securities issued by various companies in the Information Technology sector, comprising 34% and 34%, respectively, of the total net assets of the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       September 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.